Annual Total Returns (Bar Chart) (Invesco V.I. Capital Appreciation Fund, Series I shares, Invesco V.I. Capital Appreciation Fund)	12 Months Ended
May 02, 2011
Invesco V.I. Capital Appreciation Fund | Series I shares, Invesco V.I. Capital Appreciation Fund
Annual Total Returns
'01	(23.28%)
'02	(24.35%)
'03	29.52%
'04	6.62%
'05	8.83%
'06	6.30%
'07	12.01%
'08	(42.49%)
'09	21.08%
'10	15.49%